Document and Entity Information	Sep. 20, 2021
Cover [Abstract]
Entity Registrant Name	NEOGEN CORP
Entity Incorporation State Country Code	MI
Amendment Flag	false
Entity Central Index Key	0000711377
Document Type	8-K
Document Period End Date	Sep. 20, 2021
Entity File Number	0-17988
Entity Tax Identification Number	38-2367843
Entity Address, City or Town	620 Lesher Place Lansing
Entity Address, Address Line One	620 Lesher Place
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48912
City Area Code	517
Local Phone Number	372-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.16 par value per share
Trading Symbol	NEOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false